UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

VIVALDI
ASSET MANAGEMENT

# Vivaldi Merger Arbitrage Fund

*Class A Shares – VARAX*
*Class I Shares – VARBX*

# Vivaldi Multi-Strategy Fund

*Class A Shares – OMOAX*
*Class I Shares – OMOIX*

# WV Concentrated Equities Fund

*Class A Shares – WVCAX*
*Class I Shares - WVCIX*

## *SEMI-ANNUAL REPORT*

*MARCH 31, 2018*

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Vivaldi Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Statement of Cash Flows	29
Financial Highlights	30
Notes to Financial Statements	36
Supplemental Information	52
Expense Examples	54

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vivaldi Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.vivaldifunds.com

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 79.4%
	Aerospace/Defense-Equipment – 1.4%
61,536	Orbital ATK, Inc.[3]	$8,160,289

	Applications Software – 4.7%
752,115	Callidus Software, Inc.*3	27,038,534

	Beverages - Non-Alcoholic – 4.0%
197,174	Dr. Pepper Snapple Group, Inc.[3]	23,341,458

	Building-Heavy Constructions – 0.3%
110,060	Layne Christensen Co.*3	1,642,095

	Computer Services – 6.9%
575,076	CSRA, Inc.[3]	23,710,383
196,646	DST Systems, Inc.[3]	16,449,438
		40,159,821
	Containers-Paper/Plastic – 1.6%
267,545	KapStone Paper and Packaging Corp.[3]	9,179,469

	Electronic Components-Semiconductor – 7.5%
88,436	Cavium, Inc.*	7,020,050
565,302	Microsemi Corp.*3	36,586,345
		43,606,395
	Enterprise Software/Service – 6.2%
808,594	MuleSoft, Inc. - Class A*	35,561,964

	Finance-Credit Card – 6.1%
790,119	Blackhawk Network Holdings, Inc. - Class A*3	35,318,319

	Food-Misc/Diversified – 8.1%
1,179,393	Blue Buffalo Pet Products, Inc.*	46,951,635

	Oil Comp-Exploration & Production – 2.0%
250,175	RSP Permian, Inc.*	11,728,204

	Oil-Field Services – 0.0%
9,720	Archrock Partners LP	118,779

	Property/Casualty Insurance – 6.7%
696,896	XL Group Ltd.[1]	38,510,473

	Reinsurance – 4.3%
369,635	Validus Holdings Ltd.[1,3]	24,931,881

	S & L/Thrifts-Southern US – 0.6%
339,712	Atlantic Coast Financial Corp.*3	3,499,034

	Semicon Components-Integrated Circuits – 16.5%
819,217	NXP Semiconductors N.V.*1,3	95,848,389

	Wire & Cable Products – 2.5%
495,218	General Cable Corp.[3]	14,658,453

	Total Common Stocks (Cost $460,311,145)	460,255,192

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Contracts		Value

	Purchased Options Contracts – 0.7%
	Call Options – 0.7%
	NXP Semiconductors N.V.
1,251	Exercise Price: $120.00, Notional Amount: $15,012,000, Expiration Date: April 20, 2018*	$362,790
3,477	Exercise Price: $120.00, Notional Amount: $41,724,000, Expiration Date: July 20, 2018*	1,877,580
	Time Warner, Inc.
4,214	Exercise Price: $95.00, Notional Amount: $40,033,000, Expiration Date: July 20, 2018	1,833,090

	Total Call Options (Cost $5,309,523)	4,073,460

	Put Options – 0.0%
	NXP Semiconductors N.V.
10	Exercise Price: $115.00, Notional Amount: $115,000, Expiration Date: April 20, 2018	3,800
	Time Warner, Inc.
2,031	Exercise Price: $65.00, Notional Amount: $13,201,500, Expiration Date: June 15, 2018	44,682

	Total PUT Options (Cost $81,999)	48,482

	Total Purchased Options Contracts (Cost $5,391,522)	4,121,942

Number of Shares

	Short-Term Investments – 19.2%
111,547,900	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.56%[2]	111,547,900

	Total Short-Term Investments (Cost $111,547,900)	111,547,900

	Total Investments – 99.3% (Cost $577,250,567)	575,925,034
	Other Assets in Excess of Liabilities – 0.7%	4,027,842

	Total Net Assets – 100.0%	$579,952,876

	Securities Sold Short – (4.9)%
	Common Stocks – (4.9)%
	Applications Software – (1.1)%
(57,557)	salesforce.com, Inc.*	$(6,693,879)

	Building-Heavy Constructions – (0.3)%
(29,716)	Granite Construction, Inc.	(1,659,936)

	Commercial Banks-Southern US – (0.5)%
(57,754)	Ameris Bancorp	(3,055,186)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Oil Comp-Exploration & Production – (2.1)%
(80,054)	Concho Resources, Inc.*	$(12,034,518)

	Oil-Field Services – (0.0)%
(13,605)	Archrock, Inc.	(119,044)

	Semicon Components-Integrated Circuits – (0.9)%
(241,678)	Marvell Technology Group Ltd.[1]	(5,075,238)

	Total Common Stocks (Proceeds $28,603,447)	(28,637,801)

	Total Securities Sold Short (Proceeds $28,603,447)	$(28,637,801)

Number of Contracts

	WRITTEN Options Contracts – (0.8)%
	Call Options – (0.3)%
	Blackhawk Network Holdings, Inc. - Class A
(124)	Exercise Price: $45.00, Notional Amount: $(558,000), Expiration Date: June 15, 2018	$(3,100)
	NXP Semiconductors N.V.
(1,251)	Exercise Price: $125.00, Notional Amount: $(15,637,500), Expiration Date: April 20, 2018*	(100,080)
(3,477)	Exercise Price: $125.00, Notional Amount: $(43,462,500), Expiration Date: July 20, 2018*	(1,043,100)
	Time Warner, Inc.
(4,214)	Exercise Price: $105.00, Notional Amount: $(44,247,000), Expiration Date: July 20, 2018	(429,828)

	Total call Options (Proceeds $1,649,342)	(1,576,108)

	Put Options – (0.5)%
	NXP Semiconductors N.V.
(1,251)	Exercise Price: $105.00, Notional Amount: $(13,135,500), Expiration Date: April 20, 2018*	(206,415)
(3,477)	Exercise Price: $110.00, Notional Amount: $(38,247,000), Expiration Date: July 20, 2018*	(1,912,350)
	Time Warner, Inc.
(2,031)	Exercise Price: $75.00, Notional Amount: $(15,232,500), Expiration Date: July 20, 2018*	(50,775)
(2,183)	Exercise Price: $87.50, Notional Amount: $(19,101,250), Expiration Date: July 20, 2018*	(485,717)

	Total put Options (Proceeds $1,693,417)	(2,655,257)

	Total written options contracts (Proceeds $3,342,759)	$(4,231,365)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Semicon Components-Integrated Circuits	16.5%
Food-Misc/Diversified	8.1%
Electronic Components-Semiconductor	7.5%
Computer Services	6.9%
Property/Casualty Insurance	6.7%
Enterprise Software/Service	6.2%
Finance-Credit Card	6.1%
Applications Software	4.7%
Reinsurance	4.3%
Beverages - Non-Alcoholic	4.0%
Wire & Cable Products	2.5%
Oil Comp-Exploration & Production	2.0%
Containers-Paper/Plastic	1.6%
Aerospace/Defense-Equipment	1.4%
S & L/Thrifts-Southern US	0.6%
Building-Heavy Constructions	0.3%
Oil-Field Services	0.0%
Total Common Stocks	79.4%
Purchased Options Contracts	0.7%
Short-Term Investments	19.2%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 2.6%
$1,000,000	Atlas Senior Loan Fund III Ltd. 4.485% (LIBOR 3 Month+260 basis points), 11/17/2027[1,2,3]	$999,866
125,000	Deephaven Residential Mortgage Trust 2017-3 4.814%, 10/25/2047[1,3,4]	124,983
	Morgan Stanley Capital I, Inc.
250,000	Series 2017-JWDR, Class E, 4.827% (LIBOR 1 Month+305 basis points), 11/15/2034[1,2,3]	250,463
250,000	Series 2017-JWDR, Class F, 5.827% (LIBOR 1 Month+405 basis points), 11/15/2034[1,2,3]	250,618
500,000	OZLM IX Ltd. 6.895% (LIBOR 3 Month+515 basis points), 1/20/2027[1,2,3]	498,405
250,000	VMC Finance 2018-FL1 LLC 5.177% (LIBOR 1 Month+340 basis points), 4/15/2035[1,2,3]	252,512

	Total Asset-Backed Securities (Cost $2,378,630)	2,376,847

Number of Shares

	Closed-End Funds – 21.2%
1,474	Aberdeen Chile Fund, Inc.	13,318
1,188	Aberdeen Indonesia Fund, Inc.	8,661
38,269	Advent Claymore Enhanced Growth & Income Fund[8]	303,090
50,975	AllianzGI Convertible & Income 2024 Target[8]	470,499
28,796	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[8]	365,709
111,425	Alpine Total Dynamic Dividend Fund[8]	996,139
18,784	American Capital Senior Floating Ltd.[8]	209,442
55,426	BrandyWineGLOBAL Global Income Opportunities Fund, Inc.[8]	714,441
17,986	Clough Global Equity Fund[8]	236,516
104,737	Clough Global Opportunities Fund[8]	1,120,686
6,618	Corporate Capital Trust, Inc.[8]	111,844
79,894	Delaware Enhanced Global Dividend & Income Fund[8]	924,374
48,284	Delaware Investments Dividend & Income Fund, Inc.	509,396
41,095	Eagle Growth & Income Opportunities Fund[8]	616,836
10,362	Eaton Vance Floating-Rate 2022 Target Term Trust	96,574
58,533	First Trust Senior Floating Rate 2022 Target Term Fund[8]	547,869
3,402	FS Investment Corp.	24,665
15,343	Gabelli Equity Trust, Inc.[8]	93,899
95,432	Garrison Capital, Inc.[8]	774,908
63,130	Highland Floating Rate Opportunities Fund[8]	1,009,449
68,689	Invesco High Income Trust II8	952,716
87,528	Invesco Senior Income Trust[8]	385,123
31,249	Kayne Anderson MLP Investment Co.*8	514,671
16,329	Lazard World Dividend & Income Fund, Inc.[8]	187,783
52,959	Madison Covered Call & Equity Strategy Fund[8]	384,482
3,420	Madison Strategic Sector Premium Fund	38,441

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Closed-End Funds (Continued)
75,914	Managed Duration Investment Grade Municipal Fund[8]	$1,032,430
52,186	Morgan Stanley Emerging Markets Debt Fund, Inc.[8]	490,027
22,029	Morgan Stanley Emerging Markets Fund, Inc.[8]	397,844
1,495	Morgan Stanley Income Securities, Inc.	28,151
22,209	NexPoint Strategic Opportunities Fund[8]	510,363
30,625	Nuveen Credit Strategies Income Fund	243,162
14,511	Nuveen Emerging Markets Debt 2022 Target Term Fund	130,454
10,887	Nuveen Intermediate Duration Quality Municipal Term Fund	136,741
5,804	Nuveen Mortgage Opportunity Term Fund	137,845
35,264	Nuveen Mortgage Opportunity Term Fund 2[8]	795,203
79,520	Prudential Global Short Duration High Yield Fund, Inc.[8]	1,103,738
7,510	Prudential Short Duration High Yield Fund, Inc.[8]	106,116
14,940	Reaves Utility Income Fund[8]	421,756
12,514	Special Opportunities Fund, Inc.[8]	185,082
77,566	Templeton Emerging Markets Income Fund[8]	876,496
1,300	Tortoise Energy Infrastructure Corp.	32,539
42,325	Virtus Total Return Fund, Inc.[8]	474,886
26,922	Voya Prime Rate Trust	140,264
17,164	Western Asset Global High Income Fund, Inc.[8]	161,513
15,169	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	171,713

	Total Closed-End Funds (Cost $19,320,337)	19,187,854

Principal Amount

	Collateralized Mortgage Obligations – 10.8%
$74,584	Alternative Loan Trust 2005-3CB 5.250%, 3/25/2035[3]	73,532
331,441	Alternative Loan Trust 2006-6CB 5.750%, 5/25/2036[3]	240,300
14,100,032	Alternative Loan Trust 2006-HY10 0.476%, 5/25/2036[3,4]	204,493
876,172	Banc of America Alternative Loan Trust 2007-1 2.472% (LIBOR 1 Month+60 basis points), 4/25/2037[2,3]	705,942
159,000	Citigroup Commercial Mortgage Trust 2017-P7 3.250%, 4/14/2050[1,3]	125,158
250,000	COMM 2013-CCRE10 Mortgage Trust 4.789%, 8/10/2046[1,3,4]	212,153
500,000	COMM 2014-LC17 Mortgage Trust 4.559%, 10/10/2047[3,4]	481,095
208,000	COMM 2015-PC1 Mortgage Trust 4.441%, 7/10/2050[3,4]	195,560
300,000	CSAIL 2017-CX9 Commercial Mortgage Trust 4.160%, 9/15/2050[1,3,4]	250,925

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Collateralized Mortgage Obligations (Continued)
$597,662	CSMC Mortgage-Backed Trust 2006-6 6.000%, 7/25/2036[3]	$500,149
364,346	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 2.202% (LIBOR 1 Month+33 basis points), 8/25/2037[2,3]	297,357
439,839	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2 2.172% (LIBOR 1 Month+30 basis points), 9/25/2047[2,3]	384,118
521,906	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 5.665%, 2/25/2036[3,4]	504,379
184,982	GreenPoint Mortgage Funding Trust 2006-OH1 2.052% (LIBOR 1 Month+18 basis points), 1/25/2037[2,3]	173,054
443,532	HarborView Mortgage Loan Trust 2004-8 2.608% (LIBOR 1 Month+80 basis points), 11/19/2034[2,3]	422,123
150,445	Impac CMB Trust Series 2004-10 2.572% (LIBOR 1 Month+70 basis points), 3/25/2035[2,3]	140,809
1,583,902	IndyMac INDX Mortgage Loan Trust 2005-AR18 1.632%, 10/25/2036[3,4]	83,513
541,962	IndyMac INDX Mortgage Loan Trust 2006-AR3 3.516%, 3/25/2036[3,4]	485,709
608,189	JP Morgan Alternative Loan Trust 6.380%, 5/25/2036[3,5]	509,657
371,004	MASTR Alternative Loan Trust 2005-5 5.750%, 8/25/2035[3]	317,231
594,315	MASTR Alternative Loan Trust 2007-HF1 7.000%, 10/25/2047[3]	474,355
545,875	RALI Series 2006-QO9 Trust 2.072% (LIBOR 1 Month+20 basis points), 12/25/2046[2,3]	474,389
353,706	RALI Series 2006-QS16 Trust 6.000%, 11/25/2036[3]	315,555
	RALI Series 2006-QS6 Trust
238,778	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[3]	218,353
358,259	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[3]	327,613
508,771	RALI Series 2007-QS5 Trust 5.500%, 3/25/2037[3]	457,269
708,177	Residential Asset Securitization Trust 2006-A4IP 2.572% (LIBOR 1 Month+70 basis points), 5/25/2036[2,3]	644,505
700,000	Wells Fargo Commercial Mortgage Trust 2015-C27 3.768%, 2/15/2048[1]	536,962

	Total Collateralized Mortgage Obligations (Cost $9,860,816)	9,756,258

Number of Shares

Common Stocks – 49.8%
Communications – 6.3%
236,651	Houghton Mifflin Harcourt Co.*8	1,644,724

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Communications (Continued)
68,120	IMAX Corp.*6,8	$1,307,904
47,413	Liberty Latin America Ltd.*6,8	922,183
17,179	Nexstar Media Group, Inc. - Class A8	1,142,404
7,000	Walt Disney Co.[8]	703,080
		5,720,295
	Consumer Discretionary – 3.8%
34,453	BlueLinx Holdings, Inc.*8	1,122,823
103,007	Potbelly Corp.*8	1,241,234
308,118	Restaurant Group PLC	1,097,087
		3,461,144
	Consumer Staples – 5.2%
50,241	Blue Buffalo Pet Products, Inc.*8	2,000,094
61,983	Darling Ingredients, Inc.*8	1,072,306
8,987	Dr. Pepper Snapple Group, Inc.[8]	1,063,881
47,517	Primo Water Corp.*	556,424
		4,692,705
	Energy – 1.9%
740	Archrock Partners LP	9,043
70,844	Green Plains, Inc.[8]	1,190,179
10,229	RSP Permian, Inc.*	479,536
		1,678,758
	Financials – 9.1%
8,451	Atlantic Acquisition Corp.*	83,834
28,496	Atlantic Coast Financial Corp.*8	293,509
13,056	Big Rock Partners Acquisition Corp.*	134,868
32,468	Blackhawk Network Holdings, Inc. - Class A*8	1,451,320
16,608	CM Seven Star Acquisition Corp.*6	161,762
6,952	Draper Oakwood Technology Acquisition, Inc. - Class A*	68,755
17,430	Haymaker Acquisition Corp.*	173,428
7,958	Industrea Acquisition Corp. - Class A*8	78,068
10,839	Legacy Acquisition Corp.*	107,848
20,144	Leisure Acquisition Corp.*	198,821
45,485	Luther Burbank Corp.	546,275
7,150	Modern Media Acquisition Corp.*	70,999
9,150	National Energy Services Reunited Corp.*8	90,859
155,154	OHA Investment Corp.[8]	217,216
26,182	One Madison Corp.*6	261,820
9,238	Osprey Energy Acquisition Corp. - Class A*	88,870
8,568	Pensare Acquisition Corp.*	83,281
104,603	Resource Capital Corp.[8]	994,775
14,414	Royce Micro-Cap Trust, Inc.[8]	134,915
18,649	Validus Holdings Ltd.[6,8]	1,257,875

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
31,065	XL Group Ltd.[6,8]	$1,716,652
		8,215,750
	Industrials – 3.4%
23,241	General Cable Corp.[8]	687,934
31,172	Houston Wire & Cable Co.*	228,335
6,613	Layne Christensen Co.*8	98,666
114,612	Luxfer Holdings PLC[6,8]	1,467,033
4,477	Orbital ATK, Inc.[8]	593,695
		3,075,663
	Materials – 0.7%
18,695	KapStone Paper and Packaging Corp.[8]	641,426

	Technology – 18.4%
35,137	Callidus Software, Inc.*8	1,263,175
3,730	Cavium, Inc.*8	296,087
45,847	CSRA, Inc.[8]	1,890,272
88,575	Donnelley Financial Solutions, Inc.*8	1,520,833
12,407	DST Systems, Inc.[8]	1,037,846
27,106	Microsemi Corp.*8	1,754,300
8,627	MicroStrategy, Inc. - Class A*8	1,112,797
32,894	MuleSoft, Inc. - Class A*8	1,446,678
41,538	NXP Semiconductors N.V.*6,8	4,859,946
20,050	Super Micro Computer, Inc.*	340,850
208,478	Telenav, Inc.*8	1,125,781
		16,648,565
	Utilities – 1.0%
482,750	Maxim Power Corp.*8	921,736

	Total Common Stocks (Cost $45,541,730)	45,056,042

Principal Amount

	Corporate Bonds – 1.8%
	Financials – 1.8%
$300,000	Allegiance Bank 5.250% (LIBOR 3 Month+303 basis points), 12/15/2027[3,4]	304,500
200,000	Atlantic Capital Bancshares, Inc. 6.250% (LIBOR 3 Month+468 basis points), 9/30/2025[1,3,4]	204,750
300,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[3,4]	305,654
300,000	Independent Bank Group, Inc. 5.000% (LIBOR 3 Month+283 basis points), 12/31/2027[3,4]	302,230

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$500,000	MB Financial Bank N.A. 4.000% (LIBOR 3 Month+187 basis points), 12/1/2027[3,4]	$499,259
		1,616,393
	Total Corporate Bonds (Cost $1,607,034)	1,616,393

Number of Shares

	Preferred Stocks – 2.4%
	Financials – 2.4%
14,888	B. Riley Financial, Inc. 7.250%, 12/31/2027[3]	372,200
625	B. Riley Financial, Inc. 7.500%, 5/31/2027[3]	15,875
9,971	Capital Southwest Corp. 5.950%, 12/15/2022[3,8]	253,263
6,111	KCAP Financial, Inc. 6.125%, 9/30/2022[3]	153,753
5,375	MVC Capital, Inc. 6.250%, 11/30/2022[3]	135,558
24,139	Oxford Square Capital Corp. 6.500%, 3/30/2024[3,8]	620,372
6,407	Stellus Capital Investment Corp. 5.750%, 9/15/2022[3]	161,136
5,919	THL Credit, Inc. 6.750%, 12/30/2022[3,8]	150,935
819	THL Credit, Inc. 6.750%, 11/15/2021[3,8]	20,655
3,965	Triangle Capital Corp. 6.375%, 12/15/2022[3]	99,799
1,342	Triangle Capital Corp. 6.375%, 3/15/2022[3]	33,778
6,972	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[3]	174,439
		2,191,763
	Total Preferred Stocks (Cost $2,164,153)	2,191,763

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Contracts		Value

	Purchased Options Contracts – 0.6%
	Call Options – 0.3%
	NXP Semiconductors N.V.
158	Exercise Price: $120.00, Notional Amount: $1,896,000, Expiration Date: July 20, 2018	$85,320
75	Exercise Price: $120.00, Notional Amount: $900,000, Expiration Date: April 20, 2018	21,750
	Time Warner, Inc.
253	Exercise Price: $95.00, Notional Amount: $2,403,500, Expiration Date: July 20, 2018	110,055
	Total Call Options (Cost $276,050)	217,125

	Put Options – 0.3%
	Houghton Mifflin Harcourt Co.
900	Exercise Price: $10.00, Notional Amount: $900,000, Expiration Date: April 20, 2018	279,000
	Time Warner, Inc.
161	Exercise Price: $65.00, Notional Amount: $1,046,500, Expiration Date: June 15, 2018	3,542

	Total Put Options (Cost $252,920)	282,542

	Total Purchased Options Contracts (Cost $528,970)	499,667

Number of Shares

	Rights – 0.0%
8,451	Atlantic Acquisition Corp., Expiration Date: August 8, 2019*	4,176
4,472	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*	1,342
16,608	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*6	5,314
7,531	Constellation Alpha Capital Corp., Expiration Date: March 18, 2019*6	2,711
6,952	Draper Oakwood Technology Acquisition, Inc., Expiration Date: March 13, 2019*	3,963
9,625	KBL Merger Corp. IV, Expiration Date: February 28, 2019*	3,369
9,150	Modern Media Acquisition Corp., Expiration Date: July 25, 2019*	3,568
18,568	Pensare Acquisition Corp., Expiration Date: January 26, 2019*	8,356

	Total Rights (Cost $0)	32,799

	Warrants – 0.1%
17,684	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*	6,189
8,304	CM Seven Star Acquisition Corp., Expiration Date: November 16, 2018*6	2,906
7,531	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*6	1,807
3,476	Draper Oakwood Technology Acquisition, Inc., Expiration Date: September 30, 2024*	2,951
10,572	Hennessy Capital Acquisition Corp. III, Expiration Date: June 15, 2024*	8,775
8,455	I-AM Capital Acquisition Co., Expiration Date: October 9, 2022*	3,382

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	WARRANTS (Continued)
82,958	Industrea Acquisition Corp., Expiration Date: August 1, 2024*	$45,627
9,625	KBL Merger Corp. IV, Expiration Date: July 1, 2023*	2,310
4,575	Modern Media Acquisition Corp., Expiration Date: June 7, 2022*	2,379
9,150	National Energy Services Reunited Corp., Expiration Date: June 5, 2022*	8,510
4,619	Osprey Energy Acquisition Corp., Expiration Date: August 15, 2022*	3,511
9,284	Pensare Acquisition Corp., Expiration Date: August 8, 2022*	4,642

	Total Warrants (Cost $5,033)	92,989

	Short-Term Investments – 11.8%
10,682,774	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.56%[7,8]	10,682,774

	Total Short-Term Investments (Cost $10,682,774)	10,682,774

	Total Investments – 101.1% (Cost $92,089,477)	91,493,386
	Liabilities in Excess of Other Assets – (1.1)%	(954,191)

	Total Net Assets – 100.0%	$90,539,195

	Securities Sold Short – (24.8)%
	Common Stocks – (21.8)%
	Communications – (1.9)%
(31,900)	Blucora, Inc.*	$(784,740)
(13,900)	Tribune Media Co.	(563,089)
(7,140)	Tucows, Inc.*	(399,840)
		(1,747,669)
	Consumer Discretionary – (7.2)%
(6,209)	Boot Barn Holdings, Inc.*	(110,086)
(9,569)	Canada Goose Holdings, Inc.*6	(319,796)
(5,511)	CSS Industries, Inc.	(96,442)
(3,023)	Domino's Pizza, Inc.	(706,052)
(30,571)	Freshpet, Inc.*	(502,893)
(7,198)	Healthcare Services Group, Inc.	(312,969)
(1,800)	Kohl's Corp.	(117,918)
(17,100)	MarineMax, Inc.*	(332,595)
(12,910)	Matthews International Corp.	(653,246)
(8,061)	Oxford Industries, Inc.	(601,028)
(4,191)	PetIQ, Inc. - Class A*	(111,481)
(8,242)	Restaurant Brands International, Inc.[6]	(469,135)
(3,170)	RH*	(302,037)
(3,935)	Royal Caribbean Cruises Ltd.[6]	(463,307)
(2,683)	Ruth's Hospitality Group, Inc.	(65,599)
(1,517)	Tesla Motors, Inc.*	(403,719)
(3,988)	Wayfair, Inc.*	(269,310)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
(9,594)	Wingstop, Inc.	$(453,125)
(8,400)	Wolverine World Wide, Inc.	(242,760)
		(6,533,498)
	Consumer Staples – (0.1)%
(2,700)	United Natural Foods, Inc.*	(115,938)

	Energy – (0.6)%
(1,036)	Archrock, Inc.	(9,065)
(3,274)	Concho Resources, Inc.*	(492,180)
		(501,245)
	Financials – (4.2)%
(4,844)	Ameris Bancorp	(256,248)
(13,900)	Bank of the Ozarks, Inc.	(670,953)
(6,346)	BofI Holding, Inc.*	(257,203)
(4,600)	Canadian Imperial Bank of Commerce[6]	(406,088)
(16,500)	Canadian Western Bank	(423,257)
(5,436)	Cohen & Steers, Inc.	(221,028)
(18,900)	CubeSmart	(532,980)
(9,930)	Live Oak Bancshares, Inc.	(276,054)
(18,068)	Omega Healthcare Investors, Inc.	(488,559)
(10,238)	Trupanion, Inc.*	(306,014)
		(3,838,384)
	Health Care – (3.1)%
(5,189)	AAC Holdings, Inc.*	(59,570)
(4,700)	Diplomat Pharmacy, Inc.*	(94,705)
(3,738)	Heska Corp.*	(295,564)
(4,971)	iRhythm Technologies, Inc.*	(312,924)
(16,473)	Tactile Systems Technology, Inc.*	(523,841)
(16,050)	Teladoc, Inc.*	(646,815)
(9,988)	USANA Health Sciences, Inc.*	(857,969)
		(2,791,388)
	Industrials – (1.3)%
(18,852)	AAON, Inc.	(735,228)
(4,995)	Axon Enterprise, Inc.*	(196,354)
(1,785)	Granite Construction, Inc.	(99,710)
(875)	Mesa Laboratories, Inc.	(129,885)
		(1,161,177)
	Materials – (0.2)%
(19,168)	AgroFresh Solutions, Inc.*	(140,885)

	Technology – (2.9)%
(10,691)	Axcelis Technologies, Inc.*	(262,998)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Technology (Continued)
(600)	HubSpot, Inc.*	$(64,980)
(2,000)	Lumentum Holdings, Inc.*	(127,600)
(10,134)	Marvell Technology Group Ltd.[6]	(212,814)
(7,676)	Motorola Solutions, Inc.	(808,283)
(28,775)	Presidio, Inc.*	(450,041)
(2,339)	salesforce.com, Inc.*	(272,026)
(11,900)	Tabula Rasa HealthCare, Inc.*	(461,720)
		(2,660,462)
	Utilities – (0.3)%
(19,569)	Spark Energy, Inc. - Class A	(231,892)

	Total Common Stocks (Proceeds $18,394,849)	(19,722,538)

	Exchange-Traded Funds – (3.0)%
(45,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(1,613,250)
(4,126)	SPDR S&P500 ETF Trust	(1,085,757)

	Total Exchange-Traded Funds (Proceeds $2,766,265)	(2,699,007)

	Total Securities Sold Short (Proceeds $21,161,114)	$(22,421,545)

Number of Contracts

	WRITTEN Options Contracts – (0.3)%
	Call Options – (0.1)%
	Blackhawk Network Holdings, Inc. - Class A
(10)	Exercise Price: $45.00, Notional Amount: $(45,000), Expiration Date: June 15, 2018	$(250)

	NXP Semiconductors N.V.
(158)	Exercise Price: $125.00, Notional Amount: $(1,975,000), Expiration Date: July 20, 2018	(47,400)

(75)	Exercise Price: $125.00, Notional Amount: $(937,500), Expiration Date: April 20, 2018	(6,000)

	Time Warner, Inc.
(253)	Exercise Price: $105.00, Notional Amount: $(2,656,500), Expiration Date: July 20, 2018	(25,806)

	Total Call Options (Proceeds $86,960)	(79,456)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Contracts		Value

	WRITTEN Options Contracts (Continued)
	Put Options – (0.2)%
	Darling Ingredients, Inc.
(400)	Exercise Price: $18.00, Notional Amount: $(720,000), Expiration Date: April 20, 2018	$(36,000)
	NXP Semiconductors N.V.
(75)	Exercise Price: $105.00, Notional Amount: $(787,500), Expiration Date: April 20, 2018	(12,375)
(158)	Exercise Price: $110.00, Notional Amount: $(1,738,000), Expiration Date: July 20, 2018	(86,900)
	Time Warner, Inc.
(161)	Exercise Price: $75.00, Notional Amount: $(1,207,500), Expiration Date: July 20, 2018	(4,025)
(92)	Exercise Price: $87.50, Notional Amount: $(805,000), Expiration Date: July 20, 2018	(20,470)

	Total Put Options (Proceeds $105,990)	(159,770)

	Total written Options Contracts (Proceeds $192,950)	$(239,226)

ETF – Exchange-Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,706,795 which represents 4.1% of Net Assets.
[2]	Floating rate security.
[3]	Callable.
[4]	Variable rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	The rate is the annualized seven-day yield at period end.
[8]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation

4	7-Year Swap Future	September 2024	$399,818	$410,274	$10,456
1	10-Year Swap Future	March 2027	104,944	107,872	2,928
2	10-Year Swap Future	December 2027	197,024	204,815	7,791

TOTAL FUTURES CONTRACTS			$701,786	$722,961	$21,175

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

SUMMARY OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	2.6%
Closed-End Funds	21.2%
Collateralized Mortgage Obligations	10.8%
Common Stocks
Technology	18.4%
Financials	9.1%
Communications	6.3%
Consumer Staples	5.2%
Consumer Discretionary	3.8%
Industrials	3.4%
Energy	1.9%
Utilities	1.0%
Materials	0.7%
Total Common Stocks	49.8%
Corporate Bonds	1.8%
Preferred Stocks	2.4%
Purchased Options Contracts	0.6%
Rights	0.0%
Warrants	0.1%
Short-Term Investments	11.8%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 85.9%
	Communications – 27.6%
25,000	Facebook, Inc. - Class A*	$3,994,750
1,713,507	Houghton Mifflin Harcourt Co.*1	11,908,874
563,962	IMAX Corp.*	10,828,070
437,951	Liberty Latin America Ltd.*1,2	8,518,147
139,972	Nexstar Broadcasting Group, Inc.	9,308,138
77,700	Walt Disney Co.	7,804,188
		52,362,167
	Consumer Discretionary – 16.1%
215,930	BlueLinx Holdings, Inc.*	7,037,159
180,774	DR Horton, Inc.	7,925,132
786,976	Potbelly Corp.*1	9,483,061
1,730,215	Restaurant Group PLC	6,160,614
		30,605,966
	Consumer Staples – 7.6%
711,882	Darling Ingredients, Inc.*1	12,315,558
179,638	Primo Water Corp.*	2,103,561
		14,419,119
	Energy – 3.4%
381,203	Green Plains, Inc.	6,404,210

	Financials – 13.9%
85,700	American International Group, Inc.[1]	4,663,794
40	Berkshire Hathaway, Inc. - Class A*1	11,964,000
67,542	Luther Burbank Corp.	811,179
941,403	Resource Capital Corp.[1]	8,952,743
		26,391,716
	Industrials – 4.7%
691,377	Luxfer Holdings PLC[2]	8,849,626

	Technology – 12.6%
730,897	Donnelley Financial Solutions, Inc.*1	12,549,501
66,949	MicroStrategy, Inc. - Class A*1	8,635,752
164,855	Super Micro Computer, Inc.*	2,802,535
		23,987,788
	Total Common Stocks (Cost $167,290,642)	163,020,592

	Exchange-Traded Funds – 6.9%
50,000	SPDR S&P 500 ETF Trust	13,157,500

	Total Exchange-Traded Funds (Cost $13,970,214)	13,157,500

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Preferred Stocks – 3.2%
	Financials – 3.2%
	B. Riley Financial, Inc.
108,000	7.250%, 12/31/2027	$2,700,000
85,000	7.500%, 5/31/27[2]	2,159,000
49,551	7.500%, 10/31/21[1,3]	1,276,434
		6,135,434
	Total Preferred Stocks (Cost $6,063,790)	6,135,434

Number of Contracts

	Purchased Options Contracts – 1.0%
	Put Options – 1.0%
	Houghton Mifflin Harcourt Co.
6,000	Exercise Price: $10.00, Notional Amount: $6,000,000, Expiration Date: 4/21/2018	1,860,000

	Total Purchased Options Contracts (Cost $1,644,227)	1,860,000

Number of Shares

	Warrants – 0.1%
199,000	Industrea Acquisition Corp., Expiration Date: August 1, 2024*	109,450

	Total Warrants (Cost $0)	109,450

	Short-Term Investments – 9.6%
18,174,099	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.56%[1,4]	18,174,099

	Total Short-Term Investments (Cost $18,174,099)	18,174,099

	Total Investments – 106.7% (Cost $207,142,972)	202,457,075
	Liabilities in Excess of Other Assets – (6.7)%	(12,741,970)

	Total Net Assets – 100.0%	$189,715,105

Number of Contracts

WRITTEN OPTIONS CONTRACTS – (0.1)%
Put Options – (0.1)%
Darling Ingredients, Inc.
(2,950)	Exercise Price: $18.00, Notional Amount: $(5,310,000), Expiration Date: 4/21/2018	(265,500)

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Value

TOTAL PUT OPTIONS (Proceeds $122,311)	$(265,500)

TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $122,311)	$(265,500)

PLC – Public Limited Company

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Callable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WV Concentrated Equities Fund

SUMMARY OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	27.6%
Consumer Discretionary	16.1%
Financials	13.9%
Technology	12.6%
Consumer Staples	7.6%
Industrials	4.7%
Energy	3.4%
Total Common Stocks	85.9%
Exchange-Traded Funds	6.9%
Preferred Stocks	3.2%
Purchased Options Contracts	1.0%
Warrants	0.1%
Short-Term Investments	9.6%
Total Investments	106.7%
Liabilities in Excess of Other Assets	(6.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2018 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund*	WV Concentrated Equities Fund
Assets:
Investments, at cost	$571,859,045	$91,560,507	$205,498,745
Purchased options contracts, at cost	5,391,522	528,970	1,644,227
Foreign currency, at cost	82	344,401	38,203
Investments, at value	$571,803,092	$90,993,719	$200,597,075
Purchased options contracts, at value	4,121,942	499,667	1,860,000
Foreign currency, at value	82	354,865	39,035
Unrealized appreciation on futures contracts	-	21,175	-
Cash	-	70,496	-
Cash deposited with brokers for securities sold short and futures contracts	16,367,822	22,109,745	-
Receivables:
Investment securities sold	36,248,939	1,458,761	4,204,490
Fund shares sold	1,664,481	234,706	208,500
Dividends and interest	581,368	178,572	148,847
Prepaid expenses	63,711	104,116	31,226
Total assets	630,851,437	116,025,822	207,089,173

Liabilities:
Securities sold short, proceeds	$28,603,447	$21,161,114	$-
Written options contracts, proceeds	3,342,759	192,950	122,311
Foreign currency due to custodian, proceeds	-	1,548,212	5,934,662
Securities sold short, at value	$28,637,801	$22,421,545	$-
Written options contracts, at value	4,231,365	239,226	265,500
Foreign currency due to custodian, at value	-	1,568,756	5,957,873
Due to Custodian	305,883	-	6,768,496
Payables:
Investment securities purchased	16,622,934	981,967	1,540,669
Fund shares redeemed	262,613	55,354	2,579,000
Advisory fees	648,365	123,274	145,676
Shareholder servicing fees (Note 8)	38,347	40,104	30,309
Distribution fees (Note 7)	15,739	4,198	-
Fund administration fees	27,911	6,610	55,643
Dividends and Interest on securities sold short	24,226	33,465	631
Fund accounting fees	19,150	-	3,478
Transfer agent fees and expenses	12,345	-	7,708
Custody fees	9,194	-	2,861
Auditing fees	7,497	7,479	7,286
Trustees' deferred compensation (Note 3)	3,402	2,381	3,061
Trustees' fees and expenses	2,025	463	807
Chief Compliance Officer fees	637	1,805	445
Legal fees	477	-	1,342
Offering costs	-	-	836
Accrued other expenses	28,650	-	2,447
Total liabilities	50,898,561	25,486,627	17,374,068

Net Assets	$579,952,876	$90,539,195	$189,715,105

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$580,943,898	$91,571,042	$177,153,144
Accumulated net investment income (loss)	(2,097,517)	54,580	(224,740)
Accumulated net realized gain on investments,
purchased options contracts, securities sold short,
written options contracts, futures contracts and foreign currency transactions	3,354,988	805,380	17,637,522
Net unrealized appreciation (depreciation) on:
Investments	(55,953)	(566,788)	(4,901,670)
Purchased options contracts	(1,269,580)	(29,303)	215,773
Securities sold short	(34,354)	(1,260,431)	(143,189)
Written options contracts	(888,606)	(46,276)	-
Futures contracts	-	21,175	-
Foreign currency translations	-	(10,184)	(21,735)
Net Assets	$579,952,876	$90,539,195	$189,715,105

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2018 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund*	WV Concentrated Equities Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$76,186,556	$18,810,530	$951
Shares of beneficial interest issued and outstanding	7,412,214	743,315	41
Redemption price per share	10.28	25.31	23.10
Maximum sales charge (5.75%/5.00%/5.75%, respectively, of offering price)**	0.63	1.33	1.41
Maximum offering price to public	$10.91	$26.64	$24.51

Class I Shares:
Net assets applicable to shares outstanding	$503,766,320	$71,728,665	$189,714,154
Shares of beneficial interest issued and outstanding	48,608,262	2,779,003	8,203,569
Redemption price	$10.36	$25.81	$23.13

*	Fiscal year end changed to September 30, effective July 20, 2017.
**	No sales charge applies on investments of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced for the Vivaldi Merger Arbitrage Fund and WV Concentrated Equities Fund. On sales of $50,000 or more, the sales charge will be reduced for the Vivaldi Multi-Strategy Fund.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2018 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund*	WV Concentrated Equities Fund
Investment Income:
Dividends (net of foreign withholding taxes of $11, $2,281 and $8,409, respectively)	$1,745,468	$1,664,659	$1,115,877
Interest	1,081,197	399,882	115,963
Total investment income	2,826,665	2,064,541	1,231,840

Expenses:
Advisory fees	3,257,280	1,078,454	889,554
Dividends on securities sold short	619,201	420,700	155,634
Interest on securities sold short	-	220,569	76,101
Shareholder servicing fees - Class I (Note 8)	221,495	55,631	-
Shareholder servicing fees - Class A (Note 8)	53,041	18,061	-
Fund administration fees	112,505	30,674	55,257
Distribution fees (Note 7)	95,720	30,021	1
Registration fees	51,150	36,070	24,932
Transfer agent fees and expenses	49,849	-	17,239
Fund accounting fees	39,898	-	42,251
Shareholder reporting fees	26,788	35,954	2,385
Miscellaneous	23,671	6,491	9,406
Custody fees	25,867	-	8,222
Legal fees	11,719	26,278	18,854
Trustees' fees and expenses	10,544	7,606	7,962
Auditing fees	7,480	7,479	7,480
Chief Compliance Officer fees	3,446	13,459	3,141
Insurance fees	3,386	2,441	1,922
Shareholder servicing fees (Note 8)	-	-	118,792
Offering costs	-	6,045	11,432
Broker fees	-	-	8,676

Total expenses	4,613,040	1,995,933	1,459,241
Advisory fees recovered	158,677	-	-
Fees paid indirectly (Note 3)	(3,821)	(3,320)	(2,661)
Net expenses	4,767,896	1,992,613	1,456,580
Net investment income (loss)	(1,941,231)	71,928	(224,740)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,215,464	7,702,864	30,478,278
Purchased options contracts	(1,468,267)	(271,942)	-
Securities sold short	3,070,616	(4,039,564)	(6,699,454)
Written options contracts	231,539	66,317	338,069
Futures contracts	-	(38,006)	-
Foreign currency transactions	(22,791)	(65,239)	(80,419)
Net realized gain	7,026,561	3,354,430	24,036,474
Net change in unrealized appreciation/depreciation on:
Investments	(10,214,722)	(8,234,508)	(35,093,214)
Purchased options contracts	(1,280,452)	68,648	215,773
Securities sold short	(2,093,769)	1,312,742	2,374,335
Written options contracts	(884,209)	(45,838)	(143,189)
Futures contracts	-	(77,120)	-
Foreign currency translations	-	103,743	(21,307)
Net change in unrealized appreciation/depreciation	(14,473,152)	(6,872,333)	(32,667,602)
Net realized and unrealized loss	(7,446,591)	(3,517,903)	(8,631,128)

Net Decrease in Net Assets from Operations	$(9,387,822)	$(3,445,975)	$(8,855,868)

*	Fiscal year end changed to September 30, effective July 20, 2017.

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,941,231)	$(1,454,526)
Net realized gain	7,026,561	6,964,251
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short and written options contracts	(14,473,152)	12,999,852
Net increase from reimbursement by affiliate (Note 3)	-	11,641
Net increase (decrease) in net assets resulting from operations	(9,387,822)	18,521,218

Distributions to Shareholders:
From net realized gain:
Class A	(1,278,657)	(49,463)
Class I	(6,763,214)	(207,776)
Total distributions to shareholders	(8,041,871)	(257,239)

Capital Transactions:
Net proceeds from shares sold:
Class A	19,833,704	56,999,638
Class I	180,834,223	239,961,325
Reinvestment of distributions:
Class A	1,249,105	47,170
Class I	6,516,237	203,650
Cost of shares redeemed:
Class A1	(29,106,608)	(55,215,135)
Class I2	(113,793,607)	(122,192,847)
Net increase in net assets from capital transactions	65,533,054	119,803,801

Total increase in net assets	48,103,361	138,067,780

Net Assets:
Beginning of period	531,849,515	393,781,735
End of period	$579,952,876	$531,849,515

Accumulated net investment loss	$(2,097,517)	$(156,286)

Capital Share Transactions:
Shares sold:
Class A	1,891,357	5,443,908
Class I	17,138,024	23,002,801
Shares reinvested:
Class A	120,570	4,571
Class I	624,161	19,657
Shares redeemed:
Class A	(2,760,516)	(5,320,369)
Class I	(10,752,626)	(11,668,204)
Net increase in capital share transactions	6,260,970	11,482,364

[1]	Net of redemption fee proceeds of $734 and $3,763, respectively.
[2]	Net of redemption fee proceeds of $3,857 and $12,044, respectively.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period March 1, 2017 through September 30, 2017*	For the Year Ended February 28, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$71,928	$(218,677)	$(1,689,126)
Net realized gain	3,354,430	1,563,959	3,190,087
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, written options contracts, futures contracts and foreign currency	(6,872,333)	2,527,150	639,356
Net increase (decrease) in net assets resulting from operations	(3,445,975)	3,872,432	2,140,317

Distributions to Shareholders:
From net realized gain:
Class A	(701,615)	-	(334,841)
Class I	(3,670,541)	-	(1,171,528)
Total distributions to shareholders	(4,372,156)	-	(1,506,369)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,003,387	3,915,107	29,390,814
Class I	16,948,389	36,431,311	95,685,383
Reinvestment of distributions:
Class A	644,534	-	309,267
Class I	3,352,494	-	1,108,775
Cost of shares redeemed:
Class A	(10,492,535)	(8,375,945)	(30,357,976)
Class I	(70,791,157)	(22,678,627)	(13,778,754)
Net increase (decrease) in net assets from capital transactions	(57,334,888)	9,291,846	82,357,509

Total increase (decrease) in net assets	(65,153,019)	13,164,278	82,991,457

Net Assets:
Beginning of period	155,692,214	142,527,936	59,536,479
End of period	$90,539,195	$155,692,214	$142,527,936

Accumulated net investment income (loss)	$54,580	$(17,348)	$(506,622)

Capital Share Transactions:
Shares sold:
Class A	113,132	148,338	1,112,635
Class I	632,135	1,356,646	3,561,701
Shares reinvested:
Class A	24,657	-	11,728
Class I	125,844	-	41,403
Shares redeemed:
Class A	(397,934)	(316,661)	(1,146,048)
Class I	(2,674,499)	(844,316)	(513,031)
Net increase (decrease) in capital share transactions	(2,176,665)	344,007	3,068,388

*	Fiscal year end changed to September 30, effective July 20, 2017.

See accompanying Notes to Financial Statements.

WV CONCENTRATED EQUITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period May 1, 2017* through September 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(224,740)	$(287,051)
Net realized gain	24,036,474	1,696,535
Net change in unrealized appreciation/depreciation on investments, written options contracts and foreign currency	(32,667,602)	(4,746,574)
Net decrease in net assets resulting from operations	(8,855,868)	(3,337,090)

Distributions to Shareholders:
From net realized gain:
Class A	(29)	-
Class I	(5,986,620)	-
Total distributions to shareholders	(5,986,649)	-

Capital Transactions:
Net proceeds from shares sold:
Class A - Reorganization	-	1,000
Class I	920,788	290,000
Class I - Reorganization	-	318,540,019
Reinvestment of distributions:
Class A	29	-
Class I	5,986,620	-
Cost of shares redeemed:
Class I	(12,673,580)	(105,170,164)
Net increase (decrease) in net assets from capital transactions	(5,766,143)	213,660,855

Total increase (decrease) in net assets	(20,608,660)	210,323,765

Net Assets:
Beginning of period	210,323,765	-
End of period	$189,715,105	$210,323,765

Accumulated net investment loss	$(224,740)	$-

Capital Share Transactions:
Shares sold:
Class A - Reorganization	-	40
Class I	36,967	11,647
Class I - Reorganization	-	12,741,601
Shares reinvested:
Class A	1	-
Class I	240,137	-
Shares redeemed:
Class I	(530,320)	(4,296,463)
Net increase (decrease) in capital share transactions	(253,215)	8,456,825

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WV CONCENTRATED EQUITIES FUND

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2018 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(8,855,868)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(219,934,849)
Sales of long-term portfolio investments	212,091,624
Proceeds from securities sold short	18,295,442
Cover short securities	(46,824,784)
Proceeds received on written options	617,400
Sale of short-term investments, net	17,922,267
Increase in foreign currency	(39,035)
Decrease in cash held by brokers	22,203,013
Increase in investment securities sold receivable	(4,204,490)
Decrease in dividends and interest receivables	23,427
Decrease in other assets	29
Increase in foreign currency payable	1,846,969
Increase in payables for securities purchased	1,102,956
Increase in cash Due to Custodian	6,763,018
Decrease in payables for dividends and interest on securities sold short	(27,087)
Decrease in Advisory fees	(53,576)
Decrease in accrued expenses	(73,566)
Net realized gain	(24,116,893)
Net change in unrealized appreciation/depreciation	32,646,295
Net cash provided by operating activities	9,382,292

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	712,288
Cost of shares redeemed	(10,094,580)
Net cash used for financing activities	(9,382,292)

Cash:
Beginning of period	-
End of period	-

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the Year Ended September 30,
	Six Months Ended March 31, 2018 (Unaudited)	2017	2016
Net asset value, beginning of period	$10.63	$10.26	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.06)	(0.19)
Net realized and unrealized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts and foreign currency	(0.12)	0.44	0.45
Net increase from reimbursement by affiliate (Note 3)	-	- [2,7]	-
Total from investment operations	(0.17)	0.38	0.26

Less Distributions:
From net realized gain	(0.18)	(0.01)	- [2]
Total distributions	(0.18)	(0.01)	- [2]

Redemption fee proceeds[1]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.28	$10.63	$10.26

Total return[3]	(1.63)%[5]	3.67%	2.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$76,187	$86,740	$82,393

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	2.02%[4,6]	3.03%[4]	2.78%[4]
After fees recovered/waived and expenses absorbed	2.08%[4,6]	3.04%[4]	2.62%[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	(0.93)%[6]	(0.54)%	(2.00)%
After fees recovered/waived and expenses absorbed	(0.99)%[6]	(0.55)%	(1.84)%

Portfolio turnover rate	301%[5]	478%	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included total returns would be lower.
[4]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.24% for the six months ended March 31, 2018. For the years ended September 30, 2017 and 2016, the ratios would have been lowered by 1.22% and 0.80%, respectively.
[5]	Not annualized.
[6]	Annualized.
[7]	Reimbursement had no impact to the Fund's performance (Note 3).

See accompanying Notes to Financial Statements.

Vivaldi Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the Year Ended September 30,
	Six Months Ended March 31, 2018 (Unaudited)	2017	2016
Net asset value, beginning of period	$10.70	$10.30	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.03)	(0.16)
Net realized and unrealized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts and foreign currency	(0.12)	0.44	0.46
Net increase from reimbursement by affiliate (Note 3)	-	- [2,7]	-
Total from investment operations	(0.16)	0.41	0.30

Less Distributions:
From net realized gain	(0.18)	(0.01)	- [2]
Total distributions	(0.18)	(0.01)	- [2]

Redemption fee proceeds[1]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.36	$10.70	$10.30

Total return[3]	(1.53)%[5]	3.95%	3.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$503,766	$445,110	$311,389

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	1.73%[4,6]	2.74%[4]	2.47%[4]
After fees recovered/waived and expenses absorbed	1.79%[4,6]	2.75%[4]	2.31%[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	(0.64)%[6]	(0.25)%	(1.69)%
After fees recovered/waived and expenses absorbed	(0.70)%[6]	(0.26)%	(1.53)%

Portfolio turnover rate	301%[5]	478%	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.24% for the six months ended March 31, 2018. For the years ended September 30, 2017 and 2016, the ratios would have been lowered by 1.22% and 0.80%, respectively.
[5]	Not annualized.
[6]	Annualized.
[7]	Reimbursement had no impact to the Fund's performance (Note 3).

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

			For the Year Ended
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period March 1, 2017 through September 30, 2017**	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014	For the Period April 30, 2012*** through February 28, 2013
Net asset value, beginning of period	$26.92	$26.28	$25.88	$26.07	$26.31	$25.22	$25.00
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.08)	(0.54)	(0.17)	(0.56)	(0.56)	(0.32)
Net realized and unrealized gain (loss) on investments	(0.78)	0.72	1.38	1.25	0.61	1.70	0.56
Total from investment operations	(0.80)	0.64	0.84	1.08	0.05	1.14	0.24

Less Distributions:
From net realized gain	(0.81)	-	(0.44)	(1.27)	(0.29)	(0.05)	(0.02)
Total distributions	(0.81)	-	(0.44)	(1.27)	(0.29)	(0.05)	(0.02)

Redemption fee proceeds[1]	-	-	-	- [2]	- [2]	- [2]	-

Net asset value, end of period	$25.31	$26.92	$26.28	$25.88	$26.07	$26.31	$25.22

Total return[3]	(3.08)%[4]	2.40%[4]	3.22%	4.30%	0.21%	4.54%	0.96%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,811	$27,016	$30,800	$30,888	$18,949	$20,932	$17,347

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.21%[5,6]	3.67%[5,6]	3.71%[6]	4.66%[6]	3.89%[6]	4.42%[6]	5.49%[5,6]
After fees waived and expenses absorbed	3.20%[5,6]	3.67%[5,6]	3.66%[6]	4.02%[6]	3.26%[6]	3.74%[6]	3.80%[5,6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.15)%[5]	(0.49)%[5]	(2.08)%	(3.31)%	(2.52)%	(3.10)%	(4.20)%[5]
After fees waived and expenses absorbed	(0.14)%[5]	(0.49)%[5]	(2.03)%	(2.67)%	(1.89)%	(2.42)%	(2.51)%[5]

Portfolio turnover rate	130%[4]	198%[4]	323%	393%	360%	270%	205%[4]

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
***	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.00% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.95% for the six months ended March 31, 2018. For the prior periods, the ratios would have been lowered by 1.42%, 1.20%, 1.22%, 0.58%, 0.81% and 0.84%, respectively.

See accompanying Notes to Financial Statements.

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

			For the Year Ended
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period March 1, 2017 through September 30, 2017**	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014	For the Period April 30, 2012*** through February 28, 2013
Net asset value, beginning of period	$27.40	$26.71	$26.21	$26.29	$26.45	$25.28	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.03)	(0.47)	(0.51)	(0.41)	(0.50)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.80)	0.72	1.41	1.70	0.54	1.72	0.46
Total from investment operations	(0.78)	0.69	0.94	1.19	0.13	1.22	0.30

Less Distributions:
From net realized gain	(0.81)	-	(0.44)	(1.27)	(0.29)	(0.05)	(0.02)
Total distributions	(0.81)	-	(0.44)	(1.27)	(0.29)	(0.05)	(0.02)

Redemption fee proceeds[1]	-	-	-	- [2]	- [2]	- [2]	-

Net asset value, end of period	$25.81	$27.40	$26.71	$26.21	$26.29	$26.45	$25.28

Total return[3]	(2.95)%[4]	2.58%[4]	3.56%	4.69%	0.52%	4.85%	1.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,728	$128,676	$111,728	$28,648	$16,360	$20,190	$12,875

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.91%[5,6]	3.37%[5,6]	3.41%[6]	4.45%[6]	3.58%[6]	4.12%[6]	5.77%[5,6]
After fees waived and expenses absorbed	2.90%[5,6]	3.37%[5,6]	3.36%[6]	3.74%[6]	2.95%[6]	3.44%[6]	3.46%[5,6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.15%[5]	(0.19)%[5]	(1.78)%	(3.21)%	(2.19)%	(2.80)%	(4.41)%[5]
After fees waived and expenses absorbed	0.16%[5]	(0.19)%[5]	(1.73)%	(2.50)%	(1.56)%	(2.12)%	(2.10)%[5]

Portfolio turnover rate	130%[4]	198%[4]	323%	393%	360%	270%	205%[4]

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
***	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.95% for the six months ended March 31, 2018. For the prior periods, the ratios would have been lowered by 1.42%, 1.20%, 1.27%, 0.57%, 0.81% and 0.80%, respectively.

See accompanying Notes to Financial Statements.

WV CONCENTRATED EQUITIES FUND

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period May 1, 2017* through September 30, 2017
Net asset value, beginning of period	$24.85	$25.00
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.05)
Net realized and unrealized loss on investments, securities sold short, written options contracts and foreign currency	(0.97)	(0.10)
Total from investment operations	(1.03)	(0.15)

Less Distributions:
From net realized gain	(0.72)	-
Total distributions	(0.72)	-

Net asset value, end of period	$23.10	$24.85

Total return[2]	(4.36)%[3]	(0.60)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1

Ratio of expenses to average net assets (including interest and dividends
on securities sold short and broker fees)	1.64%[4,5]	1.51%[4,5]
Ratio of net investment loss to average net assets (including interest and dividends
on securities sold short and broker fees)	(0.47)%[4]	(0.48)%[4]

Portfolio turnover rate	108%[3]	84%[3]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest and dividends on securities sold short and broker fees had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2018 and 0.12% for the period ended September 30, 2017.

See accompanying Notes to Financial Statements.

WV CONCENTRATED EQUITIES FUND

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period May 1, 2017* through September 30, 2017
Net asset value, beginning of period	$24.87	$25.00
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.02)
Net realized and unrealized loss on investments, securities sold short, written options contracts and foreign currency	(0.99)	(0.11)
Total from investment operations	(1.02)	(0.13)

Less Distributions:
From net realized gain	(0.72)	-
Total distributions	(0.72)	-

Net asset value, end of period	$23.13	$24.87

Total return[2]	(4.32)%[3]	(0.52)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$189,714	$210,323

Ratio of expenses to average net assets (including interest and dividends
on securities sold short and broker fees)	1.39%[4,5]	1.26%[4,5]
Ratio of net investment loss to average net assets (including interest and dividends
on securities sold short and broker fees)	(0.22)%[4]	(0.23)%[4]

Portfolio turnover rate	108%[3]	84%[3]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest and dividends on securities sold short and broker fees had been excluded, the expense ratios would have been lowered by 0.23% for the six months ended March 31, 2018 and 0.12% for the period ended September 30, 2017.

See accompanying Notes to Financial Statements.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

Vivaldi Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’), Vivaldi Multi-Strategy Fund (the “Multi-Strategy Fund”) and WV Concentrated Equities Fund (the “Concentrated Equities Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Multi-Strategy Fund is a diversified fund. The Merger Arbitrage Fund and the Concentrated Equities Fund are non-diversified funds.

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on April 30, 2012, with two classes of shares, Class A and Class I. Effective July 20, 2017, the Fund changed fiscal year ends from February 28th to September 30th.

The WV Concentrated Equities Fund seeks growth of capital over the long term. The Fund commenced investment operations on May 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $2,000 investment from principals of the Fund’s advisor and a transfer of 12,741,561 shares of the Fund’s Class I shares in exchange for the net assets of the WHI Growth Fund, L.P. (the “Company”), a Delaware limited partnership, and WHI Growth Q.P., L.P. (the “Master Fund”), an Illinois limited partnership valued at $318,539,019. This exchange was nontaxable. The primary assets received by the Fund were cash, receivables and securities of the Company with a fair value of $278,318,635 (identified cost of investments transferred were $245,755,280), totaling $318,539,019. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Multi-Strategy Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

(g) Futures Contracts

Each Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

(h) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Multi-Strategy Fund incurred offering costs of approximately $26,993, which were amortized over a one-year period from December 19, 2016.

The Concentrated Equities Fund incurred offering costs of approximately $19,730, which are being amortized over a one-year period from May 1, 2017.

(i) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2018 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

(j) Distributions to Shareholders

The Funds will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Annually
Concentrated Equities Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Vivaldi Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Merger Arbitrage Fund	1.25%
Multi-Strategy Fund	1.60%
Concentrated Equities Fund	0.85%

The Advisor has engaged Crescat Portfolio Management, LLC, RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage the assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees. Effective May 1, 2018, Crescat Portfolio Management, LLC no longer serves as a Sub-Advisor to the Multi-Strategy Fund.

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Annual Expense Limit Class A Shares†	Annual Expense Limit Class I Shares†
Merger Arbitrage Fund	1.85%	1.55%
Multi-Strategy Fund	2.25%	1.95%
Concentrated Equities Fund	1.45%	1.20%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until January 31, 2019 for the Merger Arbitrage Fund and the Concentrated Equities Fund and is in effect until February 1, 2019 for the Multi-Strategy Fund. Both agreements may be terminated before these dates only by the Trust’s Board of Trustees. For the six months ended March 31, 2018, the Advisor recovered $158,677 of its previously waived advisory fees and other absorbed expenses for the Merger Arbitrage Fund.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At March 31, 2018, the amount of these potentially recoverable expenses was $37,951 for the Merger Arbitrage Fund. The Advisor may recapture all or a portion of this amount no later than September 30, 2019.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2018, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2018, are reported on the Statements of Operations.

During the year ended September 30, 2017, UMBFS reimbursed the Merger Arbitrage Fund $11,641 for an error during a security tender. This amount is reported on the Fund’s Statements of Changes in Net Assets under the caption “Reimbursement by affiliate.” This reimbursement had no impact on the Fund’s performance.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the six months ended March 31, 2018, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

Fund	Purchases	Sales	Net Realized Gain
Vivaldi Multi-Strategy Fund	$-	$355,600	$1,883
Vivaldi Opportunities Fund	355,600	-	-

Note 4 – Federal Income Taxes

At March 31, 2018, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund	Concentrated Equities Fund
Cost of investments	$548,567,292	$72,106,780	$207,293,980

Gross unrealized appreciation	$4,672,110	$2,132,270	$6,447,165
Gross unrealized depreciation	(10,183,534)	(5,406,435)	(11,549,570)
Net unrealized depreciation on investments	$(5,511,424)	$(3,274,165)	$(5,102,405)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund	Concentrated Equities Fund
Undistributed ordinary income	$7,633,229	$1,107,765	$-
Undistributed long-term capital gains	-	1,868,585	-
Accumulated earnings	7,633,229	2,976,350	-

Accumulated capital and other losses	-	-	(67,608)
Unrealized appreciation on investments	8,805,442	3,923,861	27,472,514
Unrealized depreciation on foreign currency	-	(113,927)	(428)
Total accumulated earnings	$16,438,671	$6,786,284	$27,404,478

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

The tax character of distributions paid during the periods ended September 30, 2017 and September 30, 2016 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund		Concentrated Equities Fund
Distribution paid from:	2017	2016	2017	2016	2017
Ordinary income	$256,827	$13,070	$-	$-	$-
Net long-term capital gains	412	-	-	-	-
Total taxable distributions	$257,239	$13,070	$-	$-	$-

At September 30, 2017, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Merger Arbitrage Fund	$-	$-	$-
Multi-Strategy Fund	-	-	-
Concentrated Equities Fund	67,608	-	67,608

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of September 30, 2017, the following Funds had Post-October capital losses, which are deferred until October 1, 2018 for tax purposes:

Post-October Capital Losses
Fund	Short-Term	Long-Term	Total
Merger Arbitrage Fund	$-	$-	$-
Multi-Strategy Fund	-	-	-
Concentrated Equities Fund	-	-	-

Note 5 – Redemption Fee

The Merger Arbitrage Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2018 and for the year ended September 30, 2017, the Fund received $4,591 and $15,807, respectively, in redemption fees.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

Note 6 – Investment Transactions

For the six months ended March 31, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$1,161,305,956	$1,173,111,881	$158,837,108	$236,252,873
Multi-Strategy Fund	148,533,938	187,971,060	37,801,458	69,830,919
Concentrated Equities Fund	218,309,012	212,091,624	18,295,442	46,824,784

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its shares. With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2018, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

The Trust, on behalf of the Concentrated Equities Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2018, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Funds’ assets carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Common Stocks*	$460,255,192	$-	$-	$460,255,192
Purchased Options Contracts	4,077,260	44,682	-	4,121,942
Short-Term Investments	111,547,900	-	-	111,547,900
Total Assets	$575,880,352	$44,682	$-	$575,925,034

Liabilities
Securities Sold Short
Common Stocks*	$28,637,801	$-	$-	$28,637,801
Written Options Contracts	3,742,548	488,817	-	4,231,365
Total Liabilities	$32,380,349	$488,817	$-	$32,869,166

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

Multi-Strategy Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Asset-Backed Securities	$-	$2,376,847	$-	$2,376,847
Closed-End Funds	19,187,854	-	-	19,187,854
Collateralized Mortgage Obligations	-	9,756,258	-	9,756,258
Common Stocks*	45,056,042	-	-	45,056,042
Corporate Bonds	-	1,616,393	-	1,616,393
Preferred Stocks	2,191,763	-	-	2,191,763
Purchased Options Contracts	217,125	282,542	-	499,667
Rights	32,799	-	-	32,799
Warrants	92,989	-	-	92,989
Short-Term Investments	10,682,774	-	-	10,682,774
Other Financial Instruments[1]
Futures Contracts	21,175	-	-	21,175
Total Assets	$77,482,521	$14,032,040	$-	$91,514,561

Liabilities
Securities Sold Short
Common Stocks*	$19,722,538	$-	$-	$19,722,538
Exchange-Traded Funds	2,699,007	-	-	2,699,007
Written Options Contracts	182,506	56,720	-	239,226
Total Liabilities	$22,604,051	$56,720	$-	$22,660,771

Concentrated Equities Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Common Stocks*	$163,020,592	$-	$-	$163,020,592
Exchange-Traded Funds	13,157,500	-	-	13,157,500
Preferred Stocks	6,135,434	-	-	6,135,434
Purchased Options Contracts	1,860,000	-	-	1,860,000
Warrants	109,450	-	-	109,450
Short-Term Investments	18,174,099	-	-	18,174,099
Total Assets	$202,457,075	$-	$-	$202,457,075

Liabilities
Securities Sold Short
Written Options Contracts	$265,500	$-	$-	$265,500
Total Liabilities	$265,500	$-	$-	$265,500

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 securities at period end.
***	The Fund did not hold any Level 3 securities at period end.
[1]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts and futures contracts during the six months ended March 31, 2018.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2018 by risk category are as follows:

	Merger Arbitrage Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$4,121,942	Written options contracts, at value	$4,231,365
Total		$4,121,942		$4,231,365

	Multi-Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$499,667	Written options contracts, at value	$239,226
Interest rate contracts	Unrealized appreciation on futures contracts	21,175
Total		$520,842		$239,226

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2018 are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(1,468,267)	$231,539
Total	$(1,468,267)	$231,539

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Commodity contracts	$-	$-	$(90,885)
Equity contracts	(271,942)	66,317	-
Foreign exchange contracts	-	-	75,638
Interest rate contracts	-	-	(22,759)
Total	$(271,972)	$66,317	$(38,006)

Concentrated Equities Fund
Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$338,069
Total	$338,069

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(1,280,452)	$(884,209)	$(2,164,661)
Total	$(1,280,452)	$(884,209)	$(2,164,661)

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Commodity contracts	$3,536	$-	$-	$3,536
Equity contracts	-	68,648	(45,838)	22,810
Foreign exchange contracts	(81,982)	-	-	(81,982)
Interest rate contracts	1,326	-	-	1,326
Total	$(77,120)	$68,648	$(45,838)	$(54,310)

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

Concentrated Equities Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$215,773	$(143,189)	$72,584
Total	$215,773	$(143,189)	$72,584

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2018 are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$66,540,067
Options Contracts - Written	Average Notional Value	(76,893,083)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$6,712,617
Options Contracts - Written	Average Notional Value	(4,734,000)
Futures Contracts - Long	Average Notional Value	2,982,205
Futures Contracts - Short	Average Notional Value	(6,331,825)

Concentrated Equities Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$2,000,000
Options Contracts - Written	Average Notional Value	(1,770,000)

Note 12 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2018 (Unaudited)

Note 14 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of one-month Libor plus 1.10% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the six months ended March 31, 2018.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Vivaldi Multi-Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Sub-Advisory Agreement

At an in-person meeting held on October 16-17, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Vivaldi Asset Management, LLC (the “Investment Advisor”) and Angel Oak Capital Advisors, LLC (the “Sub-Advisor”) with respect to the Vivaldi Multi-Strategy Fund series of the Trust (the “Fund”), for an initial two-year term. In approving the Sub-Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Sub-Advisory Agreement from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included the following information:

•	information about the organization and financial condition of the Sub-Advisor;

•	information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund;

•	information about fees charged by the Sub-Advisor to comparable other clients;

•	information about the performance of comparable other products managed by the Sub-Adviser; and

•	information about the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading.

The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Sub-Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings regarding the Fund and the Investment Advisor. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Sub-Advisory Agreement.

In approving the Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of a fund registered under the 1940 Act (the “Registered Fund”) and a fund registered with the Central Bank of Ireland (the “Irish Fund”) managed by the Sub-Advisor with similar investment objectives and strategies as the Sub-Advisor’s portion of the Fund. The Board noted that the Registered Fund had outperformed the Bloomberg Barclays U.S. Aggregate Bond Index and the Morningstar Multisector Bond Funds Category average returns for the one-, three-, and five-year periods ended July 31, 2017, as well as since the Registered Fund’s inception in June 2011; and the Irish Fund had outperformed the Bloomberg Barclays U.S. Aggregate Bond Index and the Morningstar Multisector Bond Funds Category average returns for the one-year period ended July 31, 2017, as well as since the Irish Fund’s inception in December 2015.

Vivaldi Multi-Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services proposed to be provided by the Sub-Advisor to the Fund. In doing so, the Board considered the specific responsibilities the Sub-Advisor would have for management of its portion of the Fund’s assets, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board noted that the Sub-Advisor serves as investment advisor to other funds registered under the 1940 Act and had demonstrated an ability to manage such funds. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board considered the Investment Advisor’s favorable assessment of the nature and quality of the investment sub-advisory services expected to be provided to the Fund by the Sub-Advisor and the Investment Advisor’s recommendation to engage the Sub-Advisor. In addition, the Board considered its familiarity with the overall quality of the oversight services provided by the Investment Advisor to the Fund in monitoring the activities of the Fund’s current sub-advisors.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed and the Investment Advisor’s recommendation, the Sub-Advisor had sufficient quality and depth of personnel, resources and investment methods necessary to perform its duties to the Fund under the proposed Sub-Advisory Agreement. The Board and the Independent Trustees also concluded that, based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services expected to be provided by the Sub-Advisor to the Fund would be satisfactory.

Sub-Advisory Fee

In reviewing the Sub-Advisor’s proposed sub-advisory fee with respect to the Fund, the Board noted that the fee payable to the Sub-Advisor would be paid by the Investment Advisor from the investment advisory fee that it receives from the Fund. The Board compared the advisory and sub-advisory fees in light of the respective services to be provided to the Fund by the Investment Advisor and the Sub-Advisor, respectively. The Board also reviewed information regarding the fee to be charged by the Sub-Advisor for managing its portion of the Fund’s assets, and observed that such fee was lower than the fees charged to the comparable funds managed by the Sub-Advisor.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Potential Benefits

The Board noted that the potential benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research made available to the Sub-Advisor by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Sub-Advisory Agreement.

Vivaldi Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vivaldi Merger Arbitrage Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/17	3/31/18	10/1/17 – 3/31/18
Class A	Actual Performance	$1,000.00	$983.70	$10.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.58	10.43
Class I	Actual Performance	1,000.00	984.70	8.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.02	8.98

*	Expenses are equal to the Fund’s annualized expense ratios of 2.08% and 1.79% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period) for Class A shares and Class I shares. The expense ratios reflect a recovery of previously waived fees. Assume all dividends and distributions were reinvested.

Vivaldi Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2018 (Unaudited)

Vivaldi Multi-Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/17	3/31/18	10/1/17 – 3/31/18
Class A	Actual Performance	$1,000.00	$969.20	$15.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,008.96	16.04
Class I	Actual Performance	1,000.00	970.50	14.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.46	14.55

*	Expenses are equal to the Fund’s annualized expense ratios of 3.20% and 2.90% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period) for Class A shares and Class I shares. Assume all dividends and distributions were reinvested.

WV Concentrated Equities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/17	3/31/18	10/1/17 – 3/31/18
Class A	Actual Performance	$1,000.00	$956.40	$8.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.73	8.27
Class I	Actual Performance	1,000.00	956.80	6.79
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.99	7.00

*	Expenses are equal to the Fund’s annualized expense ratios of 1.64% and 1.39% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six month period) for Class A shares and Class I shares. Assume all dividends and distributions were reinvested.

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The Vivaldi Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Vivaldi Asset Management, LLC

225 West Wacker, Suite 2100

Chicago, Illinois 60606

Sub-Advisor

Angel Oak Capital Advisors, LLC

1560 Broadway, Suite 2270

Denver, Colorado 80202

Sub-Advisor

Crescat Portfolio Management, LLC

1560 Broadway, Suite 2270

Denver, Colorado 80202

Sub-Advisor

RiverNorth Capital Management, LLC

325 N. LaSalle Street, Suite 645

Chicago, Illinois 60654

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Vivaldi Merger Arbitrage Fund – Class A	VARAX	46141T 877
Vivaldi Merger Arbitrage Fund – Class I	VARBX	46141T 869
Vivaldi Multi-Strategy Fund – Class A	OMOAX	46141T 687
Vivaldi Multi-Strategy Fund – Class I	OMOIX	46141T 679
WV Concentrated Equities Fund – Class A	WVCAX	46141T 646
WV Concentrated Equities Fund – Class I	WVCIX	46141T 638

Privacy Principles of the Vivaldi Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vivaldi Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (877) 779-1999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (877) 779-1999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 779-1999.

Vivaldi Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 779-1999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/08/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	6/08/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/08/2018